Supplemental Financial Statement Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended									0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member] Hydrogenics [Member]	Dec. 31, 2011 Successor [Member] Hydrogenics [Member]	Dec. 31, 2012 Successor [Member] Hydrogenics [Member]	Jan. 14, 2011 Predecessor [Member]	Jan. 14, 2011 Predecessor [Member] Hydrogenics [Member]
Schedule of Equity Method Investment and Property Plant and Equipment [Line Items]
Depreciation expense				$ 55.2	$ 79.2	$ 69.5				$ 2.8
Interest capitalized	0	0	0
Equity method investment held by company							24.90%		28.40%
Carrying value of equity method investments	3.1	4.5
Share of losses in equity method investments							1.4	2.5	3.4		0
Impairment related to the planned termination of equity method investments							$ 0.8		$ 2.6